Shareholder Report, Holdings (Details) - C000007973	May 31, 2024
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	3.80%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.30%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	33.40%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)